Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax
Schedule of current and deferred portion of income tax expenses

The current and deferred portion of income tax expenses included in the consolidated statements of operations, which were substantially attributable to the Group’s PRC subsidiaries are as follows:

	For Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax	87,897	87,930	128,350
Deferred tax	(22,944)	(16,786)	(563)

Income tax expense	64,953	71,144	127,787

Schedule of reconciliations of the differences between the PRC statutory income tax rate and the Group's effective income tax rate

Reconciliation of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible share-based compensation	5.65%	5.40%	4.94%
Effect of tax rates in different tax jurisdiction	(1.62)%	(0.77)%	1.08%
Effect of preferential tax rate	2.72%	(1.29)%	(1.48)%
Research and development super deduction	(12.45)%	(12.22)%	(6.41)%
HK tax-free interest income	—%	—%	(0.24)%
Others	0.05%	1.37%	(0.18)%
Changes in valuation allowance	—%	2.94%	0.57%

Effective income tax rate	19.35%	20.43%	23.28%

Schedule of the effect of the tax holiday on the income per share

The effect of the tax holiday on the income per share is as follows:

	For Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	2,052	5,066	8,798
Income per share effect-basic	0.01	0.03	0.05
Income per share effect-diluted	0.01	0.03	0.05

Schedule of principal components of the deferred tax assets and liabilities

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Accrued expenses	6,078	9,357
Inventory write-down	18,279	24,585
Allowance for other investments	2,563	4,063
Salary and welfare payable	2,325	2,137
Allowance for credit losses	2,621	3,187
Provision for compensation	5,319	—
Net operating loss carry forward	33,839	31,006

Less: valuation allowance	(16,547)	(19,686)

Deferred tax assets, net	54,477	54,649

Deferred tax liabilities:
Identifiable intangible assets	(2,929)	(2,538)

Deferred tax liabilities	(2,929)	(2,538)

Summary of movement of the valuation allowance

Movement of the valuation allowance is as follows:

	For Year Ended December 31,
	2019	2020
	RMB	RMB
Balance as of January 1	6,314	16,547
Addition	10,233	3,139
Balance as of December 31	16,547	19,686